Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents.
Summary of cash and cash equivalents, for the purpose of presenting the consolidated statement of cash flows

	2024	2023
	US$’000	US$’000
Cash and cash equivalents per consolidated balance sheet	279,681	287,545
Less: Margin accounts held with brokers [1]	(47,781)	(125,508)
Cash and cash equivalents per consolidated statement of cash flows	231,900	162,037
1	Margin accounts held with brokers are collateral for open derivative financial instruments.